CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash from operating activities:
Net loss	$ (281,486)	$ (3,937)
Adjustments to net loss:
Share in loss of jointly controlled entities	120	132
Share based listing expense	106,017
Share based payments expense	750
Depreciation and amortization expense	27	23
Non-cash finance costs recognised in profit or loss	1,509	1,154
Loss on derivative financial instruments	164,296	(5)
Deferred income tax expense/(benefit)	(2)	(67)
Changes in operating assets and liabilities:
Trade and other receivables	(650)	42
Prepaid expenses	(2,547)	(12)
R&D tax incentive receivable	177	(331)
Contract liabilities	(2)	(59)
Trade and other payables	(15,986)	60
Provisions	61	14
Foreign exchange differences	(246)	155
Net cash used in operating activities	(27,962)	(2,831)
Cash flows from investing activities:
Interest received	17	(1)
Loans and advances paid to related parties	(86)	(77)
Purchases of property, plant and equipment	(34)	(6)
Net cash used in investing activities	(103)	(84)
Cash flows from financing activities:
Payment of deferred consideration		(562)
Proceeds from borrowings	33,333	3,291
Proceeds from capital reorganization	9,203
Repayment of lease liabilities	(5)	(21)
Net cash generated by financing activities	42,531	2,708
Net increase/(decrease) in cash and cash equivalents	14,466	(207)
Effect of exchange rate changes on cash	(17)	(3)
Cash and cash equivalents at the beginning of the period	2,060	423
Cash and cash equivalents at the end of the period	16,509	213
Interests paid	0	0
Taxes paid	0	$ 0
Payables from NETC that were extinguished upon consummation of the BCA	$ (19,800)